Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Note G: Property, Plant and Equipment, Net

December 31

(add 000)	2018	2017
Land and land improvements	$1,089,675	$974,622
Mineral reserves and interests	2,506,817	1,162,289
Buildings	162,098	154,564
Machinery and equipment	4,357,705	4,006,619
Construction in progress	178,668	199,973
	8,294,963	6,498,067
Less: Accumulated depreciation, depletion and amortization	(3,137,734)	(2,905,254)
Total	$5,157,229	$3,592,813

Included in these amounts are the gross asset value and accumulated amortization for machinery and equipment recorded under capital leases at December 31 as follows:

(add 000)	2018	2017
Machinery and equipment under capital leases	$24,931	$23,919
Less: Accumulated amortization	(14,524)	(11,243)
Total	$10,407	$12,676

Depreciation, depletion and amortization expense related to property, plant and equipment was $326,099,000, $279,808,000 and $268,935,000 for the years ended December 31, 2018, 2017 and 2016, respectively. Depreciation, depletion and amortization expense includes amortization of machinery and equipment under capital leases.

Interest expense of $3,017,000, $3,616,000 and $3,543,000 was capitalized during 2018, 2017 and 2016, respectively.

At December 31, 2018 and 2017, $56,235,000 and $57,665,000, respectively, of the Building Materials business’ net property, plant and equipment were located in foreign countries, namely the Bahamas and Canada.